Additional information on the consolidated statements of loss - Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 16,076	$ 37,646
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	1,055	551
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	15,021	12,752
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 0	$ 24,343